STOCK AWARDS, WARRANTS AND OPTIONS (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 1,700,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.40	$ 0.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	5,004,700
Restricted Stock [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross			10,000
Stock Issued During Period, Shares, Issued for Services	4,165
Stock Issued During Period, Value, Issued for Services	16,702
Non-Employee Director Plan 2012 [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Amount Authorized in Plans After Merger	2,697,311
Employee Stock Option [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross	368,154	1,186,672
Employee Stock Option [Member] | Stock Option Plan 2005 [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	190,000
Employee Stock Option [Member] | Stock Option Plan 2012 [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Share based Compensation Arrangement by Share based Payment Award, Options, Fair Value Limit	$ 100,000
Amount Authorized in Plans After Merger	4,149,710